Schedule II Valuation Accounts	12 Months Ended
Dec. 31, 2020
Valuation And Qualifying Accounts [Abstract]
Schedule II Valuation Accounts

TEXTAINER GROUP HOLDINGS LIMITED AND SUBSIDIARIES

Valuation Accounts

Years ended December 31, 2020, 2019 and 2018

(All currency expressed in United States dollars in thousands)

		Additions
	Balance at	Charged to		Balance at
	Beginning of	Expense		End of
	Year	(Recovery)	Deductions	Year
December 31, 2018
Accounts receivable, allowance for doubtful accounts	$7,632	$3,574	$(5,477)	$5,729
December 31, 2019
Accounts receivable, allowance for doubtful accounts	$5,729	$2,096	$(1,526)	$6,299
December 31, 2020
Accounts receivable, allowance for doubtful accounts	$6,299	$(3,149)	$(487)	$2,663